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                                                           JOHN B. TOWERS
                                                           CORPORATE COUNSEL

New England Life Insurance Company
One Financial Center
Boston, MA 02111

                                   March 7, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   New England Variable Annuity Separate Account
           File No. 811-08828

Commissioners:

Annual Reports dated December 31, 2015 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of New England Variable Annuity Separate Account of New England Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 002-86838.

The Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 333-48456.

The Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 002-80751.

                                   Sincerely,


                                   /s/ John B. Towers
                                   -----------------------------------
                                   John B. Towers
                                   Corporate Counsel
                                   Metropolitan Life Insurance Company